WARRANT LIBILITY (Schedule of Assumptions Used to Estimate Fair Value of Warrants Using the Monte Carlo Simulation) (Details) - Warrant [Member] - $ / shares	1 Months Ended	12 Months Ended
	Sep. 16, 2015	Dec. 31, 2016
Assumptions to estimate the fair value of warrants
Stock price (in dollars per share)	$ 8.50	$ 3.2
Exercise price (in dollars per share)	$ 30.2	$ 30.2
Annual dividend yield (as a percent)	0.00%	0.00%
Time to maturity	1 year 8 months 12 days	8 months 12 days
Risk-free interest rate (as a percent)	0.93%	0.70%
Expected volatility (as a percent)	67.20%	42.90%